Loan and Lease Operations - Summary of Reconciliation of Gross Portfolio of Loan Operations and Lease Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ 36,029,000	R$ 8,000
Closing balance	47,051,000	36,029,000
Cost [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	585,791,000	536,091,000
Derecognition	(13,638)	(14,299,000)
Acquisition / (Settlement)	141,951	63,999,000
Closing balance	714,104	585,791,000
Cost [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	100,789,000	99,056,000
Derecognition	(570,000)	(868,000)
Acquisition / (Settlement)	33,162	2,601,000
Closing balance	134,521	100,789,000
Cost [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	90,733,000	72,399,000
Derecognition	(1,836)	(2,011,000)
Acquisition / (Settlement)	33,058	20,345,000
Closing balance	121,955	90,733,000
Cost [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	240,490,000	212,564,000
Derecognition	(11,764)	(9,710,000)
Acquisition / (Settlement)	26,757	37,636,000
Closing balance	255,483	240,490,000
Cost [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	153,779,000	152,072,000
Derecognition	(608,000)	(1,710,000)
Acquisition / (Settlement)	48,974	3,417,000
Closing balance	202,145	153,779,000
Cost [member] | Stage 1 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	501,889,000	459,626,000
Transfer to Stage 2	(62,348)	(38,071,000)
Transfer to Stage 3	(5,818)	(3,869,000)
Cure from the Stage 2	19,238	17,808,000
Cure from the Stage 3	1,259	126,000
Acquisition / (Settlement)	132,988	66,269,000
Closing balance	587,208	501,889,000
Cost [member] | Stage 1 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	91,448,000	87,344,000
Transfer to Stage 2	(2,822)	(904,000)
Transfer to Stage 3	(82,000)	(36,000)
Cure from the Stage 2	996,000	875,000
Cure from the Stage 3	299,000	8,000
Acquisition / (Settlement)	33,826	4,161,000
Closing balance	123,665	91,448,000
Cost [member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	77,722,000	60,471,000
Transfer to Stage 2	(14,370)	(5,484,000)
Transfer to Stage 3	(1,501)	(823,000)
Cure from the Stage 2	4,827	3,224,000
Cure from the Stage 3	875,000	44,000
Acquisition / (Settlement)	29,231	20,290,000
Closing balance	96,784	77,722,000
Cost [member] | Stage 1 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	199,907,000	177,488,000
Transfer to Stage 2	(32,363)	(19,661,000)
Transfer to Stage 3	(1,779)	(2,009,000)
Cure from the Stage 2	10,186	8,680,000
Cure from the Stage 3	38,000
Acquisition / (Settlement)	23,169	35,409,000
Closing balance	199,158	199,907,000
Cost [member] | Stage 1 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	132,812,000	134,323,000
Transfer to Stage 2	(12,793)	(12,022,000)
Transfer to Stage 3	(2,456)	(1,001,000)
Cure from the Stage 2	3,229	5,029,000
Cure from the Stage 3	47,000	74,000
Acquisition / (Settlement)	46,762	6,409,000
Closing balance	167,601	132,812,000
Cost [member] | Stage 2 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	41,920,000	36,894,000
Transfer to Stage 1	(19,238)	(17,808,000)
Transfer to Stage 3	(21,719)	(13,508,000)
Cure from the Stage 1	62,348	38,071,000
Cure from the Stage 3	2,332	2,192,000
Acquisition / (Settlement)	600,000	(3,921,000)
Closing balance	66,243	41,920,000
Cost [member] | Stage 2 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	911,000	2,038,000
Transfer to Stage 1	(996,000)	(875,000)
Transfer to Stage 3	(370,000)	(753,000)
Cure from the Stage 1	2,822	904,000
Cure from the Stage 3	51,000	1,000
Acquisition / (Settlement)	375,000	(404,000)
Closing balance	2,793	911,000
Cost [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	7,225,000	6,059,000
Transfer to Stage 1	(4,827)	(3,224,000)
Transfer to Stage 3	(2,193)	(1,841,000)
Cure from the Stage 1	14,370	5,484,000
Cure from the Stage 3	483,000	483,000
Acquisition / (Settlement)	907,000	264,000
Closing balance	15,965	7,225,000
Cost [member] | Stage 2 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	19,070,000	17,029,000
Transfer to Stage 1	(10,186)	(8,680,000)
Transfer to Stage 3	(7,158)	(7,579,000)
Cure from the Stage 1	32,363	19,661,000
Cure from the Stage 3	964,000	977,000
Acquisition / (Settlement)	(4,260)	(2,338,000)
Closing balance	30,793	19,070,000
Cost [member] | Stage 2 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	14,714,000	11,768,000
Transfer to Stage 1	(3,229)	(5,029,000)
Transfer to Stage 3	(11,998)	(3,335,000)
Cure from the Stage 1	12,793	12,022,000
Cure from the Stage 3	834,000	731,000
Acquisition / (Settlement)	3,578	(1,443,000)
Closing balance	16,692	14,714,000
Cost [member] | Stage 3 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	41,982,000	39,571,000
Transfer to Stage 1	(1,259)	(126,000)
Transfer to Stage 2	(2,332)	(2,192,000)
Cure from the Stage 1	5,818	3,869,000
Cure from the Stage 2	21,719	13,508,000
Derecognition	(13,638)	(14,299,000)
Acquisition / (Settlement)	8,363	1,651,000
Closing balance	60,653	41,982,000
Cost [member] | Stage 3 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	8,430,000	9,674,000
Transfer to Stage 1	(299,000)	(8,000)
Transfer to Stage 2	(51,000)	(1,000)
Cure from the Stage 1	82,000	36,000
Cure from the Stage 2	370,000	753,000
Derecognition	(570,000)	(868,000)
Acquisition / (Settlement)	(1,039)	(1,156,000)
Closing balance	8,063	8,430,000
Cost [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	5,786,000	5,869,000
Transfer to Stage 1	(875,000)	(44,000)
Transfer to Stage 2	(483,000)	(483,000)
Cure from the Stage 1	1,501	823,000
Cure from the Stage 2	2,193	1,841,000
Derecognition	(1,836)	(2,011,000)
Acquisition / (Settlement)	2,920	(209,000)
Closing balance	9,206	5,786,000
Cost [member] | Stage 3 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	21,513,000	18,047,000
Transfer to Stage 1	(38,000)
Transfer to Stage 2	(964,000)	(977,000)
Cure from the Stage 1	1,779	2,009,000
Cure from the Stage 2	7,158	7,579,000
Derecognition	(11,764)	(9,710,000)
Acquisition / (Settlement)	7,848	4,565,000
Closing balance	25,532	21,513,000
Cost [member] | Stage 3 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	6,253,000	5,981,000
Transfer to Stage 1	(47,000)	(74,000)
Transfer to Stage 2	(834,000)	(731,000)
Cure from the Stage 1	2,456	1,001,000
Cure from the Stage 2	11,998	3,335,000
Derecognition	(608,000)	(1,710,000)
Acquisition / (Settlement)	(1,366)	(1,549,000)
Closing balance	R$ 17,852	R$ 6,253,000